FINANCIAL INSTRUMENTS (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other income and expenses	R$ 57,257	R$ 452,906
Impact on financial income/(expenses)	(1,346)	19,446
Asset position	3,769,461
Liability position	(3,836,765)
Amounts receivable (payable)	(67,304)
Other comprehensive income	(29,977)
Settled Date 1 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses		452,906
Impact on financial income/(expenses)		R$ 19,446
Settled Date 2 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	93,419
Impact on financial income/(expenses)	(180)
Settled Date 3 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	(36,162)
Impact on financial income/(expenses)	(618)
Asset position	1,800,454
Liability position	(1,837,234)
Amounts receivable (payable)	(36,780)
Settled Date 4 [Member]
IfrsStatementLineItems [Line Items]
Impact on financial income/(expenses)	(431)
Asset position	1,181,900
Liability position	(1,203,692)
Amounts receivable (payable)	(21,792)
Other comprehensive income	(21,361)
Settled Date 5 [Member]
IfrsStatementLineItems [Line Items]
Impact on financial income/(expenses)	(123)
Asset position	529,067
Liability position	(536,151)
Amounts receivable (payable)	(7,084)
Other comprehensive income	(6,961)
Settled Date 6 [Member]
IfrsStatementLineItems [Line Items]
Impact on financial income/(expenses)	7
Asset position	229,249
Liability position	(230,947)
Amounts receivable (payable)	(1,698)
Other comprehensive income	(1,705)
Settled Date 7 [Member]
IfrsStatementLineItems [Line Items]
Impact on financial income/(expenses)	(1)
Asset position	28,791
Liability position	(28,741)
Amounts receivable (payable)	50
Other comprehensive income	R$ 50